Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	16 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	28 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	40 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended	72 Months Ended	76 Months Ended	82 Months Ended	84 Months Ended	88 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 14, 2021	Jun. 19, 2018	Dec. 27, 2017	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2018	Apr. 30, 2022	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2019	Apr. 30, 2023	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2020	Apr. 30, 2024	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2021	Apr. 30, 2025	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A with sales charges
Accumulated Value				$ 9,450.06						$ 9,390.78					$ 10,021.81					$ 10,032.81					$ 12,390.33				$ 10,328.02			$ 14,286.06			$ 10,328.71			$ 10,096.57	$ 13,064.08	$ 13,459.90
PGIM GLOBAL REAL ESTATE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name									Class C with sales charges
Accumulated Value				9,999.99						9,863.66					10,454.50					10,416.36					12,816.99				10,623.51			14,605.65			10,478.88			10,164.35	13,055.53	13,320.10
PGIM GLOBAL REAL ESTATE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name									Class R
Accumulated Value				9,999.99						9,913.38					10,559.79					10,553.44					13,027.80				10,836.96			14,963.27			10,789.10			10,532.01	13,587.14	13,964.61
PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value				10,000.00						9,963.01					10,665.01					10,733.39					13,338.78				11,170.52			15,512.03			11,255.70			11,050.64	14,353.92	14,846.03
PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name									Class R2
Accumulated Value			$ 10,000.01					$ 9,698.63						$ 12,004.02					$ 10,016.19					$ 13,855.02				$ 10,016.26			$ 9,797.85			$ 12,686.75			$ 13,077.53
PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value			10,000.01					9,723.13						12,064.13					10,091.15					13,994.44				10,141.80			9,946.41			12,914.41			13,344.97
PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				9,999.99						9,983.29					10,704.36					10,783.25					13,416.49				11,250.53			15,643.61			11,366.74			11,176.55	14,540.02	15,060.78
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A with sales charges
Accumulated Value	$ 9,450.01				$ 9,223.21		$ 6,444.91				$ 5,547.16		$ 6,104.71			$ 5,670.01		$ 6,915.46			$ 7,539.84		$ 7,435.77			$ 7,785.80
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name									Class C with sales charges
Accumulated Value	10,000.00				9,750.00		6,790.00				5,820.00		6,380.00			5,910.00		7,180.00			7,790.00		7,650.00			7,990.00
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value	10,000.00				9,760.00		6,830.00				5,890.00		6,490.00			6,040.00		7,364.48			8,045.82		7,935.60			8,326.37
PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value	10,000.00				9,760.00		6,830.00				5,890.00		6,490.00			6,040.00		7,377.94			8,049.57		7,949.33			8,340.28
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A with sales charges
Accumulated Value	9,450.01				9,431.11		6,085.81				5,386.51		5,537.71			5,159.71		6,416.56			7,040.26		6,170.86			6,945.76
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name									Class C with sales charges
Accumulated Value	10,000.00				9,970.00		6,400.00				5,650.00		5,780.00			5,370.00		6,650.00			7,270.00		6,350.00			7,120.00
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value	10,000.00				9,980.00		6,450.00				5,710.00		5,880.00			5,490.00		6,840.00			7,510.00		6,590.00			7,430.00
PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value	10,000.00				9,990.00		6,450.00				5,720.00		5,880.00			5,490.00		6,840.00			7,520.00		6,600.00			7,440.00
PGIM JENNISON TECHNOLOGY FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A with sales charges
Accumulated Value		$ 9,450.01				$ 9,109.81						$ 10,565.11					$ 15,904.37					$ 22,282.42					$ 13,350.18			$ 17,684.09			$ 28,584.20			$ 37,036.61
PGIM JENNISON TECHNOLOGY FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name									Class C with sales charges
Accumulated Value		10,000.00				9,620.00						11,070.00					16,550.00					23,013.12					13,680.29			17,993.69			28,852.35			37,102.27
PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value		10,000.00				9,660.00						11,229.59					16,950.50					23,800.16					14,300.19			18,990.10			30,766.73			39,956.05
PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value		10,000.00				9,660.00						11,232.58					16,963.15					23,828.38					14,321.70			19,026.41			30,845.85			40,088.48
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value			10,000	10,000				10,300.662774950764		10,450.908267390418				11,776.355138616598	12,920.702583317365				12,919.898046326249	13,869.88841379935				18,464.33823605547	15,856.914769706695			15,766.503791568175	17,396.70040028718		17,365.670013085633	24,862.313868921134		23,967.58963524523	21,229.667744932092		29,109.227634499173	23,382.952201685926	32,272.466447206276	39,195.704968054124
MSCI ACWI ex USA Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Index (ND)
Accumulated Value	10,000				9,910.851166945047		8,734.211853760167				7,460.2143660119555		9,000.603337142315			8,360.802207611849		9,839.901356008688			10,395.16934651429		11,013.375621873387			12,986.551845776083
MSCI ACWI Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Index (ND)
Accumulated Value	10,000				10,076.259624449684		8,904.05377340871				8,065.30305378919		9,087.592104309031			8,912.308003686252		10,674.507309177703			11,834.726125138584		11,938.298314179676			14,514.43307369636
FTSE EPRA/NAREIT Developed Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE EPRA/NAREIT Developed Index (ND)
Accumulated Value			$ 10,000	$ 10,000				$ 9,634.651152777726		$ 10,248.199897813209				$ 11,589.12176038407	$ 10,875.399061137121				$ 8,931.449159294725	$ 10,907.718197807928				$ 12,693.28450599018	$ 13,120.441240460292			$ 9,526.585215445102	$ 10,111.599162523715		$ 8,952.386111968937	$ 14,370.501661186263		$ 11,500.562916694289	$ 10,785.373052922592		$ 11,893.31069854006	$ 10,135.302602956563	$ 13,020.180743679013	$ 13,464.82394448164
MSCI ACWI ex USA SMID Cap Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA SMID Cap Index (ND)
Accumulated Value	10,000				9,812.044892297927		8,474.663748053614				7,131.8213419986405		8,420.005621929617			7,802.496411834346		9,117.866664254056			9,604.63206024782		10,106.742380253321			11,959.959071807456
MSCI ACWI SMID Cap Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI SMID Cap Index (ND)
Accumulated Value	$ 10,000				$ 10,006.174967367326		$ 8,633.6813614632				$ 7,779.814263587437		$ 8,474.590461304866			$ 7,956.919088283523		$ 9,476.35412003821			$ 10,265.617931071947		$ 10,169.679927583225			$ 11,980.816329901761
MSCI ACWI Information Technology Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Information Technology Index (ND)
Accumulated Value		$ 10,000				$ 9,604.519322582615						$ 11,749.0401633428					$ 15,609.241599217798					$ 22,683.467637313825					$ 16,693.847057452018			$ 21,002.256904739155			$ 31,153.00835401855			$ 43,220.85576304374